Fair Value Measurements	6 Months Ended
Jun. 30, 2023
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

3. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial liabilities that are measured at fair value on a recurring basis as of June 30, 2023 and December 31, 2022, by level within the fair value hierarchy (in thousands):

Fair value measured as of June 30, 2023
		Quoted prices in	Significant other	Significant
	Fair value at June 30,	active markets	observable inputs	unobservable inputs
	2023	(Level 1)	(Level 2)	(Level 3)
Warrant liability	$194	$-	$-	$194

Fair value measured as of December 31, 2022
		Quoted prices in	Significant other	Significant
	Fair value at December 31,	active markets	observable inputs	unobservable inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Warrant liability	$129	$-	$-	$129

There were no transfers between Level 1, 2 or 3 during the three and six months ended June 30, 2023 and 2022.

The following table presents changes in Level 3 liabilities measured at fair value for the three and six months ended June 30, 2023 and 2022 (in thousands).

Balance - January 1, 2023	$129
Change in fair value	(16)
Balance - March 31, 2023	$113
Change in fair value	81
Balance - June 30, 2023	$194

Balance - January 1, 2022	$186
Change in fair value	(66)
Balance - March 31, 2022	$120
Change in fair value	38
Balance - June 30, 2022	$158

Both observable and unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category. Unrealized gains and losses associated with liabilities within the Level 3 category include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long- dated volatilities) inputs.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement:

	June 30,	December 31,
	2023	2022
Strike price (per share)	$0.75	$0.71
Contractual term (years)	4.0	4.5
Volatility (annual)	71.2%	72.6%
Risk-free rate	4.1%	4.0%
Dividend yield (per share)	0.0%	0.0%